General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Increase through Environment, Health and Safety Expenses, Exploration and Evaluation Assets
Consulting fees	$ 84	$ 81	$ 165	$ 174
Professional fees	26	61	35	87
Management fees	185	187	373	365
Investor relations	11	56	27	90
Filing fees	17	34	28	53
Salaries and benefits	147	98	278	185
General office expenses	48	124	147	227
Total	$ 518	$ 641	$ 1,053	$ 1,181